SCHEDULE 1 STATEMENT OF INCOME (Details 1)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Parent [Member] USD ($)	Jun. 30, 2013 Parent [Member] CNY	Jun. 30, 2012 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] CNY
General and administrative expenses	$ (14,504,824)	(89,021,907)	(86,725,310)	(65,468,504)	$ (1,308,241)	(8,029,198)	(9,291,827)	(16,074,443)
Other operating expenses					(85)	(519)	(465,856)	(9,225,574)
Operating loss	2,221,082	13,631,667	(61,286,433)	(26,571,079)	(1,308,326)	(8,029,717)	(9,757,683)	(25,300,017)
Investment loss	(2,958,894)	(18,159,919)	(18,682,916)	(11,022,226)	(1,041,237)	(6,390,487)	(809,270)	(3,397,269)
Interest income	265,051	1,626,726	1,402,253	1,880,147	87,186	535,095	176,203	674
Non-operating income					292,145	1,793,009	1,470,767	1,538,027
Loss on disposal of ELP business					0	0	0	(486,628,367)
Loss before income tax					(1,970,232)	(12,092,100)	(8,919,983)	(513,786,952)
Income tax expenses	1,549,392	9,509,236	10,430,402	6,219,458	0	0	0	0
Loss after tax	3,707,392	22,753,758	(47,678,598)	(25,477,531)	(1,970,232)	(12,092,100)	(8,919,983)	(513,786,952)
Share of net profits (loss) of subsidiaries, net of taxes					4,742,681	29,107,734	(44,637,902)	102,449,908
Net (loss) income	$ 3,707,392	22,753,758	(47,678,598)	(407,992,772)	$ 2,772,449	17,015,634	(53,557,885)	(411,337,044)